Taxation - Reconciliation of profit multiplied by applicable tax rate (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Taxes [Abstract]
Applicable tax rate	28.00%	28.00%	28.00%
Profit before taxation	R 214,883	R 148,253	R 289,411
Tax at the applicable tax rate of 28%	60,167	41,511	81,035
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount1	(26,477)	(14,699)	25,885
– Income not subject to tax	(552)	0	(398)
– Expenses not deductible for tax purposes	6,460	7,409	6,869
– (Non-taxable)/non-deductible foreign exchange movements	(28,184)	(15,884)	9,376
– Withholding tax	728	232	326
– Utilization of prior year assessed losses	(6,452)	(1,461)	0
– Foreign tax paid	2,880	3,711	3,768
– Tax rate differential	(2,546)	1,281	(6,551)
– Deferred tax not recognized on assessed losses	517	4,049	12,833
– Deferred tax asset previously not recognized	(1,122)	(5,342)	(531)
– Under/(over)-provision prior years	355	183	(165)
– Tax incentives in addition to incurred cost	(3,258)	(10,387)	0
– Share-based payment expense previously not deductible	(1,049)	0	0
– Imputation of controlled foreign company income	2,365	1,453	358
– Transfer pricing imputation	3,381	57	0
Tax expense	R 33,690	R 26,812	R 106,920